Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Capital Growth Fund, Deutsche Core Equity Fund, Deutsche Mid Cap Growth Fund, Deutsche Small Cap Core Fund and Deutsche Small Cap Growth Fund (each a, “Fund,” and collectively, the “Funds”), each a series of Deutsche Investment Trust (the “Trust”); (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 31, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Very truly yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.